Property, plant and equipment - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	$ 82,361
Impairment	(967)
Property, plant and equipment including right-of-use assets at end of period	116,325	$ 82,361
Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	127,999	95,860
Additions	41,214	33,932
Disposals	(111)
Impairment		(7)
Transfers	(1,171)	(1,792)
Effect of movements in exchange rates	2	(6)
Property, plant and equipment including right-of-use assets at end of period	167,933	127,999
Accumulated amortization
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(57,655)	(52,005)
Disposals	23
Depreciation	8,299	7,434
Impairment	967
Transfers	(1,171)	(1,792)
Effect of movements in exchange rates	0	(8)
Property, plant and equipment including right-of-use assets at end of period	(65,727)	(57,655)
Building | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	0
Additions	936
Disposals	0
Transfers	0
Effect of movements in exchange rates	0
Property, plant and equipment including right-of-use assets at end of period	936	0
Building | Accumulated amortization
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	0
Disposals	0
Depreciation	0
Impairment	936
Transfers	0
Effect of movements in exchange rates	0
Property, plant and equipment including right-of-use assets at end of period	(936)	0
Computer equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	1,207
Property, plant and equipment including right-of-use assets at end of period	1,405	1,207
Computer equipment | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	6,741	6,852
Additions	745	181
Disposals	0
Impairment		0
Transfers	(130)	(290)
Effect of movements in exchange rates	0	2
Property, plant and equipment including right-of-use assets at end of period	7,356	6,741
Computer equipment | Accumulated amortization
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(5,534)	(5,253)
Disposals	0
Depreciation	491	574
Impairment	0
Transfers	(73)	(290)
Effect of movements in exchange rates	1	3
Property, plant and equipment including right-of-use assets at end of period	(5,951)	(5,534)
Furniture and fixtures
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	1,323
Property, plant and equipment including right-of-use assets at end of period	1,436	1,323
Furniture and fixtures | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	2,406	1,914
Additions	328	700
Disposals	0
Impairment		0
Transfers	0	(208)
Effect of movements in exchange rates	30	0
Property, plant and equipment including right-of-use assets at end of period	2,764	2,406
Furniture and fixtures | Accumulated amortization
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(1,083)	(1,152)
Disposals	0
Depreciation	245	139
Impairment	0
Transfers	(12)	(208)
Effect of movements in exchange rates	(12)	0
Property, plant and equipment including right-of-use assets at end of period	(1,328)	(1,083)
Leasehold improvements
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	1,550
Property, plant and equipment including right-of-use assets at end of period	2,245	1,550
Leasehold improvements | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	9,650	9,450
Additions	1,103	388
Disposals	0
Impairment		0
Transfers	0	(185)
Effect of movements in exchange rates	27	3
Property, plant and equipment including right-of-use assets at end of period	10,780	9,650
Leasehold improvements | Accumulated amortization
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(8,100)	(7,932)
Disposals	0
Depreciation	431	353
Impairment	0
Transfers	4	(185)
Effect of movements in exchange rates	0	0
Property, plant and equipment including right-of-use assets at end of period	(8,535)	(8,100)
Production and test equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	66,264
Property, plant and equipment including right-of-use assets at end of period	97,120	66,264
Production and test equipment | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	109,202	77,644
Additions	38,102	32,663
Disposals	(111)
Impairment		(7)
Transfers	(1,041)	(1,109)
Effect of movements in exchange rates	(55)	(11)
Property, plant and equipment including right-of-use assets at end of period	146,097	109,202
Production and test equipment | Accumulated amortization
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(42,938)	(37,668)
Disposals	23
Depreciation	7,132	6,368
Impairment	31
Transfers	(1,090)	(1,109)
Effect of movements in exchange rates	11	(11)
Property, plant and equipment including right-of-use assets at end of period	$ (48,977)	$ (42,938)